Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2045 Fund	May 30, 2024
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.95%
Past 5 years	10.82%
Since Inception	8.01%	[1]
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.32%
Past 5 years	9.57%
Since Inception	7.01%	[1]
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.13%
Past 5 years	8.32%
Since Inception	6.18%	[1]
Fidelity Freedom Index 2045 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.98%
Since Inception	10.16%	[2]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.11%
F1908
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.11%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .